Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Loss on Currency Translation of Foreign Operations [Member]	Other [Member]	Number of Common Shares [Member]	Issued capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]	Prior Year Normal Course Issuer Bid Share Repurchase [Member]	Current Year Normal Course Issuer Bid Share Repurchase [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]	Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Number of shares outstanding	569,260,406
Beginning balance at Dec. 31, 2020	$ 22,403	$ (62)	$ (57)		$ 15,673	$ 205	$ (119)	$ 6,606				$ 22,365	$ 38
Net earnings	3,179	0	0	$ 0	0	0	0	3,153				3,153	26
Other comprehensive (loss) income	$ 78	(114)	193	$ 0	0	0	79	0				79	(1)
Shares repurchased (Note 23)	15,982,154			(210,173)
Shares repurchased (Note 23)	$ (1,105)	0	0		(442)	(47)	0	(616)				(1,105)	0
Dividends declared	(1,046)	0	0	$ 0	0	0	0	(1,046)				1,046	0
Effect of share-based compensation including issuance of common shares				4,424,437
Effect of share-based compensation including issuance of common shares	217	0	0		226	(9)	0	0				217	0
Transfer of net actuarial gain on defined benefit plans	0	0	(95)	$ 0	0	0	(95)	95				0	0
Transfer of net loss on cash flow hedges	(11)	0	(11)	0	0	0	(11)	0					0
Ending balance at Dec. 31, 2021	23,699	(176)	30		15,457	149	(146)	8,192				23,652	47
Non-controlling interest transactions	$ (16)	0	0	$ 0	0	0	0	0				0	(16)
Number of shares outstanding	557,492,516			557,492,516
Net earnings	$ 7,687	0	0	$ 0	0	0	0	7,660				7,660	27
Other comprehensive (loss) income	$ (177)	(198)	22	0	0	0	(176)	0				(176)	(1)
Shares repurchased (Note 23)	53,312,559								710,100	22,186,395	47,108,318			0
Shares repurchased (Note 23)	$ (4,496)	0	0		(1,487)	(22)	0	(2,987)				(4,496)	0
Dividends declared	(1,019)	0	0	$ 0	0	0	0	(1,019)				1,019	0
Effect of share-based compensation including issuance of common shares				3,066,148
Effect of share-based compensation including issuance of common shares	184	0	0		202	(18)	0	0					0
Transfer of net actuarial gain on defined benefit plans	0	0	(83)	$ 0	0	0	(83)	83				0	0
Transfer of net loss on cash flow hedges	14	0	14	0	0	0	14	0				14	0
Share Cancellation	0	0	0		0	0	0	0				0	0
Ending balance at Dec. 31, 2022	25,863	(374)	(17)		14,172	109	(391)	11,928				25,818	45
Non-controlling interest transactions	$ (29)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1)				$ (1)	$ (28)
Number of shares outstanding	507,246,105			507,246,105